CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Current assets
Cash and cash equivalents	$ 6,870,906	$ 11,032,451	$ 988,905
Accounts receivable	4,256,078	3,068,181	2,599,095
Inventory	1,795,245	2,058,012	1,002,020
Prepaid expenses	1,938,226	378,699	296,471
Operating lease right-of-use asset - current portion	78,306
Total current assets	14,938,761	16,537,343	4,886,491
Fixed assets - net	1,682,516	1,945,265	1,169,635
Operating lease right-of-use asset	6,526
Total assets	16,627,803	18,482,608	6,056,126
Current liabilities
Accounts payable	4,443,601	2,898,958	2,052,988
Accrued expenses	935,308	1,095,458	819,011
Revolving financing	4,008,199	3,131,279	2,592,015
Note payable			131,583
Operating lease liability - current portion	90,253
Derivative liability			288
Total current liabilities	9,477,361	7,125,695	5,595,885
Operating lease liability	7,843
Total liabilities	9,485,204	7,125,695
Stockholders' equity
Preferred stock value	5,300	5,300	5,300
Common stock value	43,685	39,573	25,990
Additional paid in capital	53,769,638	50,006,919	30,506,265
Accumulated deficit	(46,676,024)	(38,694,879)	(30,077,314)
Total stockholders' equity	7,142,599	11,356,913	460,241
Total liabilities and stockholders' equity	$ 16,627,803	$ 18,482,608	$ 6,056,126